Lease liabilities (non-current and current) - Summary of Changes in Carrying Amount of Lease Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Balance as at January 1, 2019	€ 56,758
Additions for new leases	11,544
Interest expense	2,291
Lease payments	(14,251)
Effect of translation adjustments	1,025
Balance as at December 31, 2019	€ 57,367